Shareholders' Equity (Details) - USD ($)						12 Months Ended
		Sep. 27, 2024	Jul. 15, 2024	Mar. 29, 2021	Aug. 07, 2020	Sep. 30, 2024		Sep. 30, 2023	Mar. 24, 2025	Nov. 12, 2024	Jul. 27, 2023	Jul. 03, 2023	Sep. 30, 2022	Sep. 30, 2021	Mar. 25, 2021	Dec. 11, 2019
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	[1]					11,250,000		11,250,000
Ordinary shares par value (in Dollars per share)	[1]					$ 11.25		$ 11.25
Ordinary shares, shares issued	[1]					42,880		6,062
Outstanding ordinary shares ratio						outstanding ordinary shares at a ratio of 320-for-1 share
Share issued after the split						16,000,000
Share outstanding after the split						16,000,000
Share capital (in Dollars)		$ 140,625,000
Outstanding shares	[1]					42,880		6,062
Offering price per share (in Dollars per share)			$ 1.25
Gross proceed (in Dollars)			$ 24,625,000			$ 15,000,000
Net proceeds (in Dollars)			$ 24,625,000
Warrants term						5 years
Reserve is equal percentage						50.00%
Statutory amount (in Dollars)						$ 2,439,535		$ 2,439,535
Restricted net assets (in Dollars)						$ 56,786,656		$ 31,786,663
Underwriter warrants [Member]
Shareholders’ Equity [Line Items]
Price per warrant (in Dollars per share)						$ 0.001
Ordinary shares sold						6.00%
Warrants term						5 years
Warrant adjustments share (in Dollars)						$ 495
Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)												$ 0.003125
Share capital (in Dollars)												$ 312,500
Preferred shares par value (in Dollars per share)												$ 0.003125
Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized		150,000,000										900,000,000
Share capital (in Dollars)		$ 3,125,000										$ 3,125,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized		150,000,000
Ordinary shares par value (in Dollars per share)		$ 0.01875	$ 0.01875			$ 0.003125				$ 0.28125
Share issuance			20,000,000			33,333	[2]
Share capital (in Dollars)		$ 3,125,000
Outstanding shares	[2]					42,880		6,042					6,042	6,042
Offering price per share (in Dollars per share)			$ 1.25
Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized												90,000,000
Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.01875
Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred shares authorized		750,000,000
Preferred shares par value (in Dollars per share)		$ 0.01875
Preferred Stock [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Preferred shares authorized		16,666,666.6666										10,000,000
Preferred shares par value (in Dollars per share)		$ 0.01875
Preferred Stock [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)												$ 0.003125
Preferred shares authorized		16,666,666.6666										100,000,000
Preferred shares par value (in Dollars per share)												$ 0.003125
Universe INC [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized					100,000,000											50,000
Ordinary shares par value (in Dollars per share)					$ 0.003125											$ 1
Ordinary shares, shares issued					16,000,000											50,000
Original issued shares					50,000
Original shares par value (in Dollars per share)					$ 1
Share issuance					16,000,000
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)										$ 0.28125
Share capital (in Dollars)										$ 140,625,000
Excess Stock, Shares Issued										1
Subsequent Event [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized										450,000,000
Ordinary shares par value (in Dollars per share)										$ 0.28125
Ordinary shares, shares issued										15
Shares Issued, Price Per Share (in Dollars per share)										$ 0.01875
Subsequent Event [Member] | Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred shares authorized										50,000,000
Preferred shares par value (in Dollars per share)										$ 0.28125
Director [Member]
Shareholders’ Equity [Line Items]
Share issuance			20,000,000
Preferred shares authorized											16,666,666.6666
Preferred shares par value (in Dollars per share)											$ 0.01875
Director [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)											$ 0.01875
Ordinary shares, shares issued											3,625,000
Outstanding shares											3,625,000
Director [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized											150,000,000
Director [Member] | Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized											150,000,000
Director [Member] | Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized											900,000,000
Ordinary shares par value (in Dollars per share)											$ 0.003125
Director [Member] | Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred shares authorized											100,000,000
Preferred shares par value (in Dollars per share)											$ 0.003125
Director [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)											0.01875
Director [Member] | Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)											0.01875
Director [Member] | Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)											$ 0.003125
Ordinary shares, shares issued											21,750,000
Outstanding shares											21,750,000
Board of Directors Chairman [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.01875
Ordinary shares divided		6,750,000,000
Forecast [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized									11,250,000
Ordinary shares par value (in Dollars per share)									$ 11.25
Ordinary shares, shares issued									40
Share capital (in Dollars)									$ 140,625,000
Preferred shares authorized									1,250,000
Preferred shares par value (in Dollars per share)									$ 11.25
Shares Issued, Price Per Share (in Dollars per share)									$ 0.28125
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.01875												$ 0.003125
Gross proceed (in Dollars)			$ 25,000,000	$ 28,750,000
Underwriter warrants [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Purchase to warrant						300,000
Statutory Reserve and Restricted Net Assets [Member]
Shareholders’ Equity [Line Items]
Statutory surplus percentage						10.00%

[1]	Retrospectively restated for effect of 15-for-1 and 40-for-1 share consolidations.
[2]	Retrospectively restated for effect of 15-for-1 and 40-for-1 share consolidations.